OLD WESTBURY FUNDS, INC.

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund

(the “Funds”)

Supplement dated May 20, 2025 to the
Prospectus dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated February 15, 2025, as supplemented.

Important Notice Regarding Portfolio Managers

Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Small & Mid Cap Strategies Fund, and Old Westbury Total Equity Fund

Mr. Anthony Wile has joined the portfolio management teams of the Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Small & Mid Cap Strategies Fund, and Old Westbury Total Equity Fund.

Accordingly, effective immediately:

•	The following paragraph is added to the section for Old Westbury All Cap Core Fund entitled “Management of the Fund-Portfolio Managers” and to each section for Old Westbury Large Cap Strategies Fund, Old Westbury Small & Mid Cap Strategies Fund, and Old Westbury Total Equity Fund entitled “Management of the Fund-Portfolio Managers and Sub-Advisers” in the Prospectus:

Mr. Anthony Wile, Principal & Head of Risk and Portfolio Construction of the Adviser, has managed the Fund since May 1, 2025.

•	The following paragraph is added to each section for Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Small & Mid Cap Strategies Fund, and Old Westbury Total Equity Fund entitled “WHO MANAGES THE FUNDS?-Portfolio Managers” in the Prospectus:

Mr. Anthony Wile, Principal & Head of Risk and Portfolio Construction of the Adviser, has managed the Fund since May 1, 2025. Mr. Wile joined the Adviser in 2017 and Bessemer in 2016. Prior to joining Bessemer, Mr. Wile was a global markets research analyst at J.P. Morgan, responsible for global macro research and high frequency forecasting. Mr. Wile earned a B.B.A. in finance and economics from Loyola University Chicago in 2011.

Old Westbury Fixed Income Fund

Mr. Peter D. Hayward and Mr. Jared B. Olivenstein have joined the portfolio management team of the Old Westbury Fixed Income Fund.

Accordingly, effective immediately:

•	The following paragraphs are added to the section for Old Westbury Fixed Income Fund entitled “Management of the Fund-Portfolio Managers” in the Prospectus:

Mr. Peter D. Hayward, Principal of the Adviser, has managed the Fund since May 1, 2025.

Mr. Jared B. Olivenstein, Managing Director & Head of Fixed Income of the Adviser, has managed the Fund since May 1, 2025.

•	The following paragraphs are added to the section for Old Westbury Fixed Income Fund entitled “WHO MANAGES THE FUNDS?-Portfolio Managers” in the Prospectus:

Mr. Peter D. Hayward, Principal of the Adviser, has managed the Fund since May 1, 2025. Mr. Hayward joined the Adviser in June 2013 and Bessemer Trust Company, an affiliate of the Adviser, in December 2008. Previously, he served as a fixed income research and trading assistant at the Adviser and as a custody supervisor at Bessemer Trust Company. Mr. Hayward received his BS, summa cum laude, in Business Administration specializing in Finance from The College of New Jersey, Ewing Township, New Jersey in 2008 and his MBA, with distinction, specializing in finance and economics from the Leonard N. Stern School of Business, New York University in 2018.

Mr. Jared B. Olivenstein, Managing Director & Head of Fixed Income of the Adviser, has managed the Fund since May 1, 2025. Mr. Olivenstein joined the Adviser in July 2019. Prior to joining the Adviser, Mr. Olivenstein was an Executive Director and Portfolio Manager at J.P. Morgan Asset Management, responsible for the Strategic Income Opportunities family of funds. Prior to joining J.P. Morgan Asset Management, Mr. Olivenstein was a foreign exchange and commodities sales and trading associate with J.P. Morgan Chase Securities Inc. Mr. Olivenstein earned a B.S. in Business Administration from Carnegie Mellon University in 2005.

Old Westbury Short-Term Bond Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund

Mr. Jared B. Olivenstein has joined the portfolio management teams of the Old Westbury Short-Term Bond Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund.

Accordingly, effective immediately:

•	The following paragraph is added to each section for Old Westbury Short-Term Bond Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund entitled “Management of the Fund-Portfolio Managers” in the Prospectus:

Mr. Jared B. Olivenstein, Managing Director & Head of Fixed Income of the Adviser, has managed the Fund since May 1, 2025.

•	The following paragraph is added to each section for Old Westbury Short-Term Bond Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund entitled “WHO MANAGES THE FUNDS?-Portfolio Managers” in the Prospectus:

Mr. Jared B. Olivenstein, Managing Director & Head of Fixed Income of the Adviser, has managed the Fund since May 1, 2025. Mr. Olivenstein joined the Adviser in July 2019. Prior to joining the Adviser, Mr. Olivenstein was an Executive Director and Portfolio Manager at J.P. Morgan Asset Management, responsible for the Strategic Income Opportunities family of funds. Prior to joining J.P. Morgan Asset Management, Mr. Olivenstein was a foreign exchange and commodities sales and trading associate with J.P. Morgan Chase Securities Inc. Mr. Olivenstein earned a B.S. in Business Administration from Carnegie Mellon University in 2005.

Old Westbury Credit Income Fund

Effective immediately, the sections for Old Westbury Credit Income Fund entitled “Management of the Fund-Portfolio Managers” and “WHO MANAGES THE FUNDS?-Portfolio Managers” in the Prospectus are updated to reflect Mr. Jared B. Olivenstein is Managing Director & Head of Fixed Income of the Adviser and Mr. Anthony Wile is Principal & Head of Risk and Portfolio Construction of the Adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0525	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund

(the “Funds”)

Supplement dated May 20, 2025 to the
Statement of Additional Information (“SAI”) dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated February 15, 2025, as supplemented.

Mr. Anthony Wile has joined the portfolio management teams of the Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Small & Mid Cap Strategies Fund, and Old Westbury Total Equity Fund.

Mr. Peter Hayward and Mr. Jared B. Olivenstein have joined the portfolio management team of the Old Westbury Fixed Income Fund.

Mr. Jared B. Olivenstein has joined the portfolio management teams of the Old Westbury Short-Term Bond Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund.

Accordingly, effective immediately:

•	The following information is added to the section entitled “WHO MANAGES THE FUNDS?–INVESTMENT ADVISER AND SUB-ADVISERS–Additional Portfolio Manager Information-Other Accounts Managed by Portfolio Managers” in the SAI:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
All Cap Core Fund

BIM
Anthony Wile[1]	0	$0	4	$223,000,000	0	$0

Large Cap Strategies Fund

BIM
Anthony Wile[1]	0	$0	4	$223,000,000	0	$0

Small & Mid Cap Strategies Fund

BIM
Anthony Wile[1]	0	$0	4	$223,000,000	0	$0

Total Equity Fund

BIM
Anthony Wile[1]	0	$0	4	$223,000,000	0	$0

Fixed Income Fund

BIM
Peter D. Hayward[1]	0	$0	1	$89,000,000	245	$4,230,000,000
Jared B. Olivenstein[1]	0	$0	2	$106,000,000	245	$4,230,000,000

Short-Term Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	2	$106,000,000	245	$4,230,000,000

Municipal Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	2	$106,000,000	245	$4,230,000,000

California Municipal Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	2	$106,000,000	245	$4,230,000,000

New York Municipal Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	2	$106,000,000	245	$4,230,000,000

1 Information is as of April 30, 2025.

Accounts and Assets for which an Investment Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other Accounts

	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
All Cap Core Fund

BIM
Anthony Wile[1]	0	$0	0	$0	0	$0

Large Cap Strategies Fund

BIM
Anthony Wile[1]	0	$0	0	$0	0	$0

Small & Mid Cap Strategies Fund

BIM
Anthony Wile[1]	0	$0	0	$0	0	$0

Total Equity Fund

BIM
Anthony Wile[1]	0	$0	0	$0	0	$0

Fixed Income Fund

BIM
Peter D. Hayward[1]	0	$0	0	$0	0	$0
Jared B. Olivenstein[1]	0	$0	0	$0	0	$0

Short-Term Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	0	$0	0	$0

Municipal Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	0	$0	0	$0

California Municipal Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	0	$0	0	$0

New York Municipal Bond Fund

BIM
Jared B. Olivenstein[1]	0	$0	0	$0	0	$0

1 Information is as of April 30, 2025.

•	The following information replaces the information for Anthony Wile, Jared B. Olivenstein, and Peter D. Hayward in the section entitled “WHO MANAGES THE FUNDS?–INVESTMENT ADVISER AND SUB-ADVISERS–Ownership of Securities” in the SAI:

	All Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Short-Term Bond Fund	Small & Mid Cap Strategies Fund	Credit Income Fund	Total Equity Fund
BIM
Anthony Wile[1]	None	None	None	None	None	None	None	None
Jared B. Olivenstein[1]	None	None	None	None	None	None	None	None
Peter Hayward[1]	None	None	None	None	$10,001-$50,000	None	None	None

1 Information is as of April 30, 2025. As of April 30, 2025, Messrs. Wile, Olivenstein, and Hayward did not hold shares of the California Municipal Bond Fund or the New York Municipal Bond Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE